Significant Events (Details)				1 Months Ended	12 Months Ended
	Oct. 20, 2023 JPY (¥)	Oct. 05, 2023 CLP ($)	Oct. 05, 2023 USD ($)	Aug. 21, 2023 CLP ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 $ / shares	Sep. 04, 2023	Aug. 30, 2023 USD ($)	Jul. 28, 2023	Jul. 25, 2022 USD ($)
Significant Events [Line Items]
Distribution and payment of dividends, percentage						60.00%
Shareholders dividend per share (in Pesos per share) | $ / shares						$ 2,574,692.21000000
Profits used to increase the banks reserves						40.00%
Percentage of minimum dividend						60.00%
Shareholder’s meeting description					At the Ordinary Shareholders’ Meeting of Banco Santander-Chile held on April 19, 2023, along with the approval of the Consolidated Financial Statements for 2022, the shareholders agreed to distribute 60% of the net profits for the year (“Profit attributable to equity holders of the Bank”), which amounted to $485,191 million. Those profits represent a dividend of $2.57469221 Chilean pesos for each share. In addition, the Board approved that the remaining 40% was allocated to increase the Bank’s reserves.Moreover, Claudio Melandri Hinojosa (president), Rodrigo Vergara Montes (independent), Orlando Poblete Iturrate (independent), Felix de Vicente Mingo (independent), Maria Olivia Recart Herrera (independent), Ana Dorrego de Carlos, Rodrigo Echenique, Lucia Santa Cruz Sutil, Blanca Bustamante Bravo (independiente) were elected as regular directors, and as substitute directors Juan Pedro Santa Maria Perez (independent) and Alfonso Gómez Morales (independent).Furthermore, the members also approved PricewaterhouseCoopers Consultores Auditores SpA as external auditors for the 2023 financial year.
Capital stock amount (in Dollars)										$ 19,578,714,679
Effective share capital (in Dollars)								$ 12,304,220,013
Accumulated profits (in Pesos)		$ 19,058,866,145		$ 50,323,708,868
Capital decrease amount (in Dollars)			$ 38,499,134
Senior bonds issued description						As of December 31, 2023 the Bank has registered senior bonds for an amount of CLP 750,000,000,000 and UF 21,000,000.
Bank amount (in Yen) | ¥	¥ 8,000,000,000
Percentage of interest rate	0.845%
Invested to Bank (in Dollars)					$ 3,392,609,000,000
Interchange rates, description					The maximum rates will be 0.5% for debit cards, 1.14% for credit cards, and 0.94% for cards with provision of funds.
Maturity Date	Oct. 27, 2025
Monetary Policy Rate (MPR) [Member]
Significant Events [Line Items]
Percentage of decreased rate					8.25%		9.50%
Monetary Policy Rate (MPR) [Member] | Top of range [member]
Significant Events [Line Items]
Percentage of decreased rate									11.25%
Monetary Policy Rate (MPR) [Member] | Bottom of range [member]
Significant Events [Line Items]
Percentage of decreased rate									10.15%